Pension and other post-retirement benefits	6 Months Ended
Jun. 30, 2014
Pension and other post-retirement benefits
22 Pension and other post-retirement benefits

> Refer to “Note 23 – Pension and other post-retirement benefits” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q14 and “Note 29 – Pension and other post-retirement benefits” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2013 for further information.

The Bank expects to contribute CHF 137 million to the international single-employer defined benefit pension plans and other post-retirement defined benefit plans in 2014. As of June 30, 2014, CHF 24 million of contributions had been made.

Components of total benefit costs

in	6M14	6M13
Total benefit costs (CHF million)
Service costs on benefit obligation	11	14
Interest costs on benefit obligation	71	65
Expected return on plan assets	(88)	(81)
Amortization of recognized actuarial losses	31	44
Total benefit costs	25	42